Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Property, plant and equipment, net	$ 6,229,143	$ 6,001,939
Intangible assets, net	1,660,859	1,862,827
Investments in non-consolidated companies	640,294	557,031
Available for sale assets	21,572	21,572
Other investments	128,335	249,719
Deferred tax assets	153,532	144,613
Receivables, net	183,329	197,003
Non-current assets	9,017,064	9,034,704
Inventories, net	2,368,304	1,563,889
Receivables and prepayments, net	143,929	124,715
Current tax assets	132,334	140,986
Trade receivables, net	1,214,060	954,685
Other investments	1,192,306	1,633,142
Cash and cash equivalents	330,221	399,737
Current assets	5,381,154	4,817,154
Assets of disposal group classified as held for sale		151,417
Total assets	14,398,218	14,003,275
Capital and reserves attributable to owners of the parent	11,482,185	11,287,417
Non-controlling interests	98,785	125,655
Total equity	11,580,970	11,413,072
Borrowings	34,645	31,542
Deferred tax liabilities	457,970	550,657
Other liabilities	217,296	213,617
Provisions	36,438	63,257
Non-current liabilities	746,349	859,073
Borrowings	931,214	808,694
Current tax liabilities	102,405	101,197
Other liabilities	197,504	183,887
Provisions	32,330	22,756
Customer advances	56,707	39,668
Trade payables	750,739	556,834
Current liabilities	2,070,899	1,713,036
Liabilities of disposal group classified as held for sale		18,094
Total liabilities	2,817,248	2,590,203
Total equity and liabilities	$ 14,398,218	$ 14,003,275